Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
September 30, 2022
OFR-NPRT3-1122
1.807742.118
Municipal Bonds - 99.4%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	545,000	558,443
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	355,000	363,756
6.375% 10/1/43 (b)	355,000	364,185
TOTAL GUAM		1,286,384
Ohio - 98.6%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,029,089
Series 2016:
5% 11/15/26	535,000	554,618
5.25% 11/15/32	1,000,000	1,026,967
5.25% 11/15/34	1,500,000	1,522,635
5.25% 11/15/41	10,545,000	10,546,417
5.25% 11/15/46	2,650,000	2,588,171
Akron Income Tax Rev. Series 2022:
4% 12/1/24	1,075,000	1,090,377
4% 12/1/25	1,400,000	1,426,908
4% 12/1/26	1,120,000	1,146,545
4% 12/1/27	1,180,000	1,212,090
4% 12/1/28	1,380,000	1,422,972
4% 12/1/29	1,500,000	1,549,185
4% 12/1/30	1,210,000	1,236,734
4% 12/1/31	1,105,000	1,125,319
4% 12/1/32	1,285,000	1,302,875
4% 12/1/33	1,300,000	1,314,385
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	4,665,859
5% 8/1/42	4,175,000	4,188,380
Series 2020 A:
4% 12/1/40	11,880,000	10,667,980
5% 12/1/35	750,000	775,588
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,050,305
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	3,995,000	4,068,313
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,013,438
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
4% 6/1/37	2,000,000	1,832,518
4% 6/1/38	1,000,000	907,359
4% 6/1/39	1,000,000	903,574
4% 6/1/48	5,750,000	4,686,946
5% 6/1/27	1,000,000	1,037,821
5% 6/1/35	2,000,000	2,051,307
5% 6/1/36	2,000,000	2,046,554
Series 2020 B2, 5% 6/1/55	1,500,000	1,260,018
Butler County Hosp. Facilities Rev. Series 2016 X, 5% 5/15/32	3,950,000	4,324,081
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,370,106
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,747,161
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	2,987,186
Series 2019 B:
5% 1/1/24 (b)	1,200,000	1,218,087
5% 1/1/25 (b)	1,125,000	1,150,756
5% 1/1/26 (b)	710,000	729,865
5% 1/1/27 (b)	700,000	722,757
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	25,000	25,074
Series 2015:
5% 12/1/26	1,500,000	1,577,829
5% 12/1/27	2,000,000	2,102,544
5% 12/1/29	1,250,000	1,309,877
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	646,597
5% 10/1/30	420,000	451,495
5% 10/1/31	650,000	696,362
5% 10/1/33	600,000	639,055
5% 10/1/36	700,000	741,726
5% 10/1/39	2,040,000	2,150,482
5% 10/1/43	5,000,000	5,238,735
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,258,741
Series 2015 A:
5% 12/1/24 (Pre-Refunded to 6/1/23 @ 100)	3,725,000	3,771,266
5% 12/1/27 (Pre-Refunded to 6/1/23 @ 100)	1,750,000	1,771,736
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,223,563
5% 11/15/35	1,245,000	1,278,646
5% 11/15/36	450,000	461,631
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	431,129
4% 12/1/34	370,000	372,850
4% 12/1/35	620,000	618,638
4% 12/1/36	1,400,000	1,375,988
4% 12/1/37	1,115,000	1,078,444
4% 12/1/38	650,000	600,369
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	475,000	490,769
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	200,000	209,519
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	265,000	281,112
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	220,000	235,789
5% 11/15/28 (Assured Guaranty Muni. Corp. Insured)	150,000	161,557
5% 11/15/29 (Assured Guaranty Muni. Corp. Insured)	210,000	227,116
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	530,000	570,559
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	390,314
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	834,655
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,060,550
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	877,032
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	950,560
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	931,917
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	923,619
Cleveland Wtr. Rev.:
Series 2015 Y, 4% 1/1/28	650,000	655,722
Series 2020:
5% 1/1/29	1,100,000	1,210,649
5% 1/1/30	2,000,000	2,218,824
5% 1/1/31	2,250,000	2,470,859
5% 1/1/32	1,000,000	1,090,317
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,284,643
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34	1,865,000	1,910,454
5% 8/1/35	1,910,000	1,945,581
5% 8/1/36	2,065,000	2,099,570
5% 8/1/37	2,170,000	2,200,083
Columbus City School District Series 2016 A, 5% 12/1/31	5,000,000	5,252,544
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,054,899
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	3,788,616
4% 1/1/37	3,755,000	3,666,920
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	345,025
5% 1/1/30	250,000	266,166
5% 1/1/31	525,000	557,144
5% 1/1/32	500,000	528,576
5% 1/1/33	400,000	421,450
5% 1/1/34	300,000	314,951
5% 1/1/35	500,000	523,448
5% 1/1/36	440,000	459,926
5% 1/1/37	400,000	417,392
5% 1/1/39	1,400,000	1,454,661
5% 1/1/40	1,620,000	1,681,129
Series 2020 D, 5% 12/1/27	2,500,000	2,691,784
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,810,607
5% 2/15/27	1,700,000	1,759,369
5% 2/15/28	2,385,000	2,446,964
5% 2/15/30	3,000,000	3,071,137
5% 2/15/31	1,500,000	1,530,259
5% 2/15/32	1,450,000	1,474,353
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,494,918
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,344,006
5% 12/1/51	6,000,000	5,481,499
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,292,047
5% 12/1/26	3,045,000	3,141,650
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	3,629,871
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (c)	2,580,000	2,604,094
Series 2016 C:
4% 11/1/40	3,000,000	2,738,472
5% 11/1/33	2,610,000	2,719,753
5% 11/1/34	2,155,000	2,236,149
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	6,256,876
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	720,043
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/27	3,825,000	3,843,167
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,302,169
5% 1/1/36	3,450,000	3,218,185
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	762,013
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,173,762
Series 2020 A:
5% 5/1/45	1,250,000	1,292,810
5% 5/1/50	1,700,000	1,751,088
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	802,878
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,349,229
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (c)	6,235,000	6,362,293
Series 2019, 5% 8/1/24	655,000	667,300
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,468,753
5% 8/1/49	1,750,000	1,740,096
Miami Univ. Series 2022 A:
5% 9/1/25	780,000	814,653
5% 9/1/26	820,000	867,626
5% 9/1/27	575,000	615,884
5% 9/1/28	520,000	562,028
5% 9/1/29	545,000	593,542
5% 9/1/30	500,000	548,390
5% 9/1/31	700,000	771,143
5% 9/1/32	735,000	802,264
5% 9/1/33	780,000	846,185
5% 9/1/34	1,000,000	1,074,175
Miamisburg City School District Series 2016:
5% 12/1/28 (Pre-Refunded to 12/1/25 @ 100)	500,000	527,174
5% 12/1/29 (Pre-Refunded to 12/1/25 @ 100)	300,000	316,304
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	493,435
5% 12/1/28	1,400,000	1,453,246
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
4% 8/1/37	1,125,000	1,027,986
4% 8/1/41	850,000	753,040
4% 8/1/51	2,000,000	1,672,916
5% 8/1/32	750,000	779,697
5% 8/1/36	1,225,000	1,258,190
5% 8/1/38	1,000,000	1,016,506
5% 8/1/39	1,100,000	1,116,012
Series 2021, 4% 8/1/46	1,230,000	1,067,669
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,725,437
5% 10/1/33	1,500,000	1,587,796
5% 10/1/35	1,450,000	1,522,730
5% 10/1/36	1,250,000	1,310,964
5% 10/1/37	1,430,000	1,497,761
Ohio Gen. Oblig.:
Series 2016 A, 5% 2/1/31	4,255,000	4,450,854
Series 2021 A:
5% 3/1/40	1,345,000	1,447,680
5% 3/1/41	2,000,000	2,148,208
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 2016, 5% 12/1/40	2,000,000	2,060,869
Series 2019 B:
5% 12/1/37	835,000	882,211
5% 12/1/38	1,100,000	1,159,661
5% 12/1/39	775,000	815,640
(Denison Univ. 2015 Proj.) Series 2015:
5% 11/1/28	1,465,000	1,518,396
5% 11/1/29	1,325,000	1,369,660
5% 11/1/30	2,285,000	2,358,040
(Denison Univ. 2021 Proj.) Series 2021:
4% 11/1/39	400,000	360,066
4% 11/1/45	1,900,000	1,641,101
5% 11/1/30	300,000	327,141
5% 11/1/33	300,000	321,932
5% 11/1/35	300,000	320,102
5% 11/1/41	300,000	316,135
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,587,533
(Kenyon College 2015 Proj.) Series 2015, 5% 7/1/41	3,100,000	3,119,898
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,555,090
5% 7/1/39	2,640,000	2,693,292
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	355,564
4% 7/1/37	450,000	396,065
5% 7/1/28	400,000	414,079
5% 7/1/29	735,000	758,934
5% 7/1/30	300,000	309,230
5% 7/1/31	400,000	411,163
5% 7/1/33	650,000	664,705
5% 7/1/35	1,550,000	1,578,864
5% 7/1/42	1,400,000	1,412,866
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,010,370
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,527,750
5% 9/1/45	4,255,000	4,406,169
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,027,715
(Univ. of Dayton 2020 Proj.) Series 2020:
4% 2/1/36	900,000	837,110
5% 2/1/34	1,000,000	1,054,536
5% 2/1/35	800,000	841,215
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/24	585,000	586,688
5% 12/1/25	1,000,000	1,002,885
5% 12/1/26	1,195,000	1,198,447
5% 12/1/27	2,300,000	2,306,635
Series 2018 B:
4% 12/1/33	1,155,000	1,105,049
5% 12/1/25	1,065,000	1,110,172
5% 12/1/27	1,000,000	1,064,524
5% 12/1/29	1,310,000	1,393,779
5% 12/1/31	1,130,000	1,192,632
5% 12/1/35	1,000,000	1,045,083
5% 12/1/36	1,000,000	1,043,807
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,028,061
5% 5/1/28	1,000,000	1,027,390
5% 5/1/29	855,000	879,251
5% 5/1/31	1,005,000	1,031,084
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (c)	5,000,000	4,637,588
Series 2019, 4% 10/1/49	3,270,000	2,629,294
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/32	2,000,000	2,125,425
Series 2019 B, 4% 1/1/40	3,000,000	2,764,338
Series 2021 B:
5% 1/1/30	2,500,000	2,729,738
5% 1/1/31	2,180,000	2,394,984
5% 1/1/32	1,580,000	1,743,013
5% 1/1/33	2,410,000	2,637,206
5% 1/1/34	2,425,000	2,621,570
5% 1/1/35	230,000	246,818
5% 1/1/36	540,000	578,325
5% 1/1/37	250,000	266,745
5% 1/1/38	855,000	909,815
5% 1/1/39	925,000	982,231
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/28	720,000	721,503
Series 2016 A, 5% 1/15/41	5,000,000	5,000,415
Series 2020 A, 4% 1/15/50	1,000,000	847,136
Series 2020:
4% 11/15/37	1,025,000	894,332
4% 11/15/39	1,115,000	953,748
4% 11/15/40	1,110,000	940,120
4% 11/15/41	1,175,000	985,947
5% 11/15/33	1,270,000	1,292,219
5% 11/15/35	1,465,000	1,482,740
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	370,000	370,232
Series 2019 B, 4.5% 3/1/50	4,600,000	4,596,095
(Mtg.-Backed Securities Prog.) Series 2022 A:
5% 3/1/30	400,000	431,865
5% 3/1/31	600,000	650,612
5% 9/1/31	640,000	694,902
Series 2021 C, 3.25% 3/1/51	7,850,000	7,465,297
Series 2022 B, 5% 3/1/52	3,000,000	3,055,089
Ohio Parks & Recreation Cap. Facilities (Parks and Recreation Impt. Fund Proj.) Series 2022 A:
5% 12/1/27	1,325,000	1,433,167
5% 12/1/28	1,325,000	1,449,773
5% 12/1/29	1,500,000	1,656,841
5% 12/1/30	1,600,000	1,779,841
5% 12/1/31	1,000,000	1,118,457
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	1,980,360
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	2,702,855
5% 4/1/30	2,250,000	2,393,198
5% 4/1/31	2,000,000	2,121,305
5% 4/1/32	1,115,000	1,178,830
5% 4/1/33	1,850,000	1,951,195
5% 4/1/34	1,000,000	1,050,051
5% 4/1/35	2,395,000	2,505,805
Series 2020 A:
5% 2/1/29	2,875,000	3,146,867
5% 2/1/30	1,045,000	1,155,183
Series 2021 A:
5% 4/1/34	1,430,000	1,558,091
5% 4/1/35	1,660,000	1,803,399
5% 4/1/37	1,680,000	1,809,936
5% 4/1/38	1,000,000	1,072,394
5% 4/1/39	1,000,000	1,068,798
5% 4/1/40	1,110,000	1,179,629
5% 4/1/41	750,000	795,524
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,015,054
5% 6/1/38	3,500,000	3,511,844
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,507,019
(Infrastructure Projs.):
Series 2022 A, 5% 2/15/39 (d)	5,730,000	6,145,118
Series A3, 0% 2/15/37	400,000	159,633
Series A, 5% 2/15/46	7,500,000	7,889,863
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,059,116
Olentangy Local School District Series 2016, 5% 12/1/32	1,275,000	1,327,144
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,138,104
Series 2021, 4% 12/1/31	710,000	662,368
Reynoldsburg City School District Series 2015, 4% 12/1/30	2,375,000	2,418,863
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	1,965,377
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	1,000,000	1,018,485
5% 2/15/28	5,030,000	5,164,489
5% 2/15/30	3,860,000	3,930,810
5% 2/15/32	2,550,000	2,592,460
5% 2/15/33	2,460,000	2,494,847
5% 2/15/34	4,450,000	4,479,665
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/25	1,025,000	1,058,481
5% 1/1/33	5,000,000	5,184,764
Univ. of Cincinnati Gen. Receipts:
Series 2012 C, 4% 6/1/28	10,000	10,006
Series 2016 A:
5% 6/1/32	745,000	769,436
5% 6/1/33	800,000	823,496
5% 6/1/34	585,000	600,382
Series 2016 C, 5% 6/1/41	2,585,000	2,631,906
Series 2019 A, 3% 6/1/39	3,000,000	2,295,553
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	624,237
5% 6/1/27	350,000	366,994
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,425,939
5% 12/1/25	1,500,000	1,554,992
5% 12/1/26	1,890,000	1,970,965
5% 12/1/27	1,340,000	1,402,685
5% 12/1/28	1,400,000	1,462,801
5% 12/1/29	825,000	857,426
5% 12/1/30	1,700,000	1,754,474
5% 12/1/31	750,000	771,640
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	200,000	193,741
6% 12/1/29	215,000	207,588
6% 12/1/30	230,000	220,058
6% 12/1/31	245,000	231,881
Wright State Univ. Gen. Receipts:
Series 2021 A, 5% 5/1/26 (Build America Mutual Assurance Insured)	1,100,000	1,155,957
Series 2022 A:
5% 5/1/24 (Build America Mutual Assurance Insured)	540,000	554,026
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	508,839
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	546,452
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	578,108
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	606,066
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	649,816
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	255,563
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	273,129
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	285,249
TOTAL OHIO		528,438,068
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	900,783
5.625% 7/1/27	190,000	193,946
5.625% 7/1/29	590,000	603,448
5.75% 7/1/31	1,395,000	1,422,206
TOTAL PUERTO RICO		3,120,383
TOTAL MUNICIPAL BONDS (Cost $581,162,409)		532,844,835

Municipal Notes - 0.8%
	Principal Amount (a)	Value ($)
Ohio - 0.8%
Montgomery County Hosp. Rev. Series 2019 C, 2.75% 10/3/22, LOC PNC Bank NA, VRDN (c) (Cost $4,400,000)	4,400,000	4,400,000

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $585,562,409)	537,244,835
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,091,151)
NET ASSETS - 100.0%	536,153,684

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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